STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares	1 Months Ended	2 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Common Stock [Member]
Issuance of common stock, warrants and prefunded warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)			208,334	19,496
Exercise of warrants (in shares)			494,650
Exercise of warrants and issuance of warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)			247,325
Issuance of Ordinary shares, net of offering costs – At-the-market (in shares)			343,202
Issuance of Ordinary shares, net of offering costs – At-the-market (in shares)		343,202	343,202
Investor [Member]
Reverse split	1-for-6 reverse share split of our authorized and outstanding ordinary shares, reducing the par value from NIS 0.30 per share to no par value per share. Subsequently, on November 20, 2024, the Company implemented an additional 1-for-4 reverse share split of our authorized and outstanding ordinary shares